QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 10.7%
	BANKING - 0.3%
2,736	Preferred Bank	$ 286,541

	BEVERAGES - 0.6%
3,359	Coca-Cola Company	289,143
2,302	PepsiCo, Inc.	291,709
		580,852
	BIOTECH & PHARMA - 0.3%
1,095	Johnson & Johnson	289,890

	CHEMICALS - 0.4%
1,760	Avery Dennison Corporation	300,379

	COMMERCIAL SUPPORT SERVICES - 0.4%
1,430	Waste Management, Inc.	291,606

	DIVERSIFIED INDUSTRIALS - 0.7%
1,762	3M Company	289,232
1,098	Illinois Tool Works, Inc.	282,493
		571,725
	ELECTRIC UTILITIES - 0.8%
19,994	AES Corporation	297,911
6,198	Edison International	333,018
		630,929
	HEALTH CARE FACILITIES & SERVICES - 0.4%
8,588	Concentra Group Holdings Parent, Inc.	295,599

	HOUSEHOLD PRODUCTS - 0.4%
2,022	Procter & Gamble Company	293,756

	INDUSTRIAL SUPPORT SERVICES - 0.3%
233	WW Grainger, Inc.	290,262

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 10.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.4%
2,857	SEI Investments Company	$ 293,300

	INSURANCE - 2.1%
3,451	Arch Capital Group Ltd.(a)	318,735
2,473	Hartford Insurance Group, Inc.	302,596
8,079	Old Republic International Corporation	301,427
1,160	Primerica, Inc.	315,972
815	Travelers Companies, Inc.	290,556
4,388	W R Berkley Corporation	296,366
		1,825,652
	MORTGAGE FINANCE - 1.0%
14,314	Annaly Capital Management, Inc.	270,391
32,246	New Residential Investment Corporation	287,958
20,518	Starwood Property Trust, Inc. (e)	276,993
		835,342
	REAL ESTATE INVESTMENT TRUSTS - 0.3%
24,054	Ellington Financial, Inc.	284,559

	RETAIL - CONSUMER STAPLES - 0.4%
331	Costco Wholesale Corporation	301,323

	RETAIL REIT - 0.4%
1,447	Simon Property Group, Inc.	290,500

	SPECIALTY REIT - 0.4%
2,278	Lamar Advertising Company, Class A	328,282

	TECHNOLOGY HARDWARE - 0.4%
6,463	NCR Atleos Corporation(a)	291,998

	TECHNOLOGY SERVICES - 0.7%
529	Mastercard, Inc., Class A	291,728
812	Visa, Inc., A	291,776
		583,504

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 10.7% (Continued)

	TOTAL COMMON STOCKS (Cost $9,161,731)	$ 8,865,999

	EXCHANGE-TRADED FUNDS — 76.4%
	ENERGY MLP FUNDS - 6.7%
106,564	Alerian MLP ETF	5,527,475

	FIXED INCOME - 62.5%
296,005	Invesco Senior Loan ETF	6,047,382
343,496	iShares 1-3 Year Treasury Bond ETF(e)	27,891,876
232,163	ProShares Short 20+ Year Treasury Bond ETF	6,224,290
179,684	Schwab Short-Term U.S. Treasury ETF	4,287,260
59,363	State Street SPDR Bloomberg Convertible Securities ETF	6,006,348
15,247	State Street SPDR Bloomberg High Yield Bond ETF	1,414,159
		51,871,315
	LARGE CAP FUNDS - 7.2%
61,717	WisdomTree US LargeCap Dividend Fund	5,998,892

	TOTAL EXCHANGE-TRADED FUNDS (Cost $63,882,040)	63,397,682

	SHORT-TERM INVESTMENTS — 12.2%
	MONEY MARKET FUNDS – 12.2%
5,072,452	Fidelity Government Portfolio, Class I, 3.69%(b)	5,072,452
5,072,452	First American Government Obligations Fund, Class Z, 3.68%(b)	5,072,452
	TOTAL MONEY MARKET FUNDS (Cost $10,144,904)	10,144,904

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,144,904)	10,144,904

QUANTIFIED MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED - 34.4%

28,524,665	Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b),(c),(d)			28,524,665
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $28,524,665)

	TOTAL INVESTMENTS - 133.7% (Cost $111,713,340)			$ 110,933,250
	LIABILITIES IN EXCESS OF OTHER ASSETS - (33.7)%			(27,944,861)
	NET ASSETS - 100.0%			$ 82,988,389

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
120	Ultra U.S. Treasury Bond Futures	12/22/2026	$ 12,431,250	$ (16,098)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MLP	- Master Limited Partnership
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(c)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.
(d)	Investment is valued using net asset value per share as a practical expedient.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $ 27,887,165.

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.4%
	EQUITY - 56.2%
3,275	Direxion Daily AMD Bull 2X ETF(b)	$ 918,638
8,553	Direxion Daily ASML Bull 2X ETF	277,887
4,379	Direxion Daily INTC Bull 2X ETF	702,435
4,497	Direxion Daily MRVL Bull 2X ETF(b)	659,800
25,622	Direxion Daily MU Bull 2X ETF(b)	943,402
15,945	Direxion Daily PANW Bull 2X ETF	999,433
41,943	Direxion Daily S&P 500 Bull 2X Shares	9,294,988
3,097	Direxion Daily TSM Bull 2X ETF(b)	279,318
48,388	iShares Russell 1000 Value ETF	11,996,837
36,684	iShares Russell Mid-Cap Value ETF	5,896,586
147,855	ProShares Ultra QQQ(b)	14,142,330
39,789	State Street Health Care Select Sector SPDR ETF(b)	6,701,263
		52,812,917
	FIXED INCOME - 5.0%
58,093	iShares 1-3 Year Treasury Bond ETF(b)	4,717,152

	INTERNATIONAL EQUITIES - 19.3%
272,488	iShares MSCI Emerging Markets ETF	18,199,474

	U.S. LARGE CAP EQUITIES - 3.9%
4,806	State Street SPDR S&P 500 ETF Trust	3,665,200

	TOTAL EXCHANGE-TRADED FUNDS (Cost $78,797,925)	79,394,743

	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUNDS - 15.5%
7,270,569	Fidelity Government Portfolio, Class I, 3.69%(a)	7,270,569
7,270,569	First American Government Obligations Fund, Class Z, 3.68%(a)	7,270,569
	TOTAL MONEY MARKET FUNDS (Cost $14,541,138)	14,541,138
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,541,138)
		14,541,138

QUANTIFIED MARKET LEADERS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Units		Fair Value
COLLATERAL FOR SECURITIES LOANED - 24.8%
23,344,828	Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(a),(c),(d)	$ 23,344,828
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $23,344,828)

	TOTAL INVESTMENTS - 124.7% (Cost $116,683,891)	$ 117,280,709
	LIABILITIES IN EXCESS OF OTHER ASSETS - (24.7)%	(23,220,993)
	NET ASSETS - 100.0%	$ 94,059,716

AMD	- Advanced Micro Devices, Inc.
ASML	- ASML Holding N.V.
ETF	- Exchange-Traded Fund
INTC	- Intel Corporation
LLC	- Limited Liability Company
MRVL	- Marvell Technology, Inc.
MU	- Micron Technology, Inc.
MSCI	- Morgan Stanley Capital International
PANW	- Palo Alto Networks, Inc.
SPDR	- Standard & Poor's Depositary Receipt
TSM	- Taiwan Semiconductor Manufacturing Company Limited

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(b)	All or portion of the security is on loan. Total loaned securities had a value of $22,818,526 at September 30, 2026.
(c)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.
(d)	Investment is valued using net asset value per share as a practical expedient.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
149,830	iShares Russell 1000 Growth ETF	$ 18,767,706	USD SOFR plus 60 bp	10/22/2027	BRC	$ (46,784)
3,080	State Street SPDR S&P 500 ETF	2,348,900	USD SOFR plus 60 bp	10/22/2027	BRC	(20,260)
23,810	State Street Technology Select Sector SPDR ETF	4,660,807	USD SOFR plus 60 bp	9/10/2027	BRC	182,362
3,380	State Street Technology Select Sector SPDR ETF	661,636	USD SOFR plus 60 bp	9/24/2027	BRC	48,381
41,440	Vanguard Information Technology Index Fund	5,207,765	USD SOFR plus 60 bp	10/22/2027	BRC	(1,590)

	BRC - Barclays Capital				Total:	$ 162,109
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.2%
	ALTERNATIVE - 15.2%
11,263	Convergence Long/short Equity ETF	$ 383,055
57,805	iMGP DBi Managed Futures Strategy ETF	1,880,396
15,222	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	548,601
		2,812,052
	COMMODITY - 11.8%
4,250	abrdn Bloomberg All Commodity Strategy K-1 Free ETF	109,948
2,512	Amplify Junior Silver Miners ETF	68,527
25,619	Harbor Commodity All Weather Strategy ETF	903,326
3,097	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	59,772
9,361	iShares Bloomberg Roll Select Commodity Strategy ETF	595,547
326	iShares GSCI Commodity Dynamic Roll Strategy ETF	12,016
9,264	Neuberger Commodity Strategy ETF(c)	286,443
154	VanEck Commodity Strategy ETF	12,633
5,069	WisdomTree Enhanced Commodity Strategy Fund	135,038
		2,183,250
	EQUITY - 46.6%
515	ALPS International Sector Dividend Dogs ETF	21,671
568	Cambria Global Value ETF	21,493
11,310	Fidelity Clean Energy ETF	238,415
8,749	Fidelity High Dividend ETF	531,327
12,672	Fidelity MSCI Energy Index ETF	429,581
374	First Trust Cloud Computing ETF(a)	61,332
7,482	First Trust NASDAQ Technology Dividend Index Fund(c)	844,119
776	Global X Data Center & Digital Infrastructure ETF	21,061
1,845	Global X Silver Miners ETF	158,688
613	Hartford Multifactor Emerging Markets ETF	21,792
4,504	Invesco DWA Healthcare Momentum ETF	273,663
732	Invesco WilderHill Clean Energy ETF	21,279
2,596	iShares Global Energy ETF	147,894
3,078	iShares International Select Dividend ETF	129,861
1,898	iShares North American Natural Resources ETF	116,974
22,071	iShares U.S. Healthcare Providers ETF(c)	1,211,477
15,201	Simplify Hedged Equity ETF	521,698
4,853	SPDR S&P Global Natural Resources ETF	358,976

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 85.2% (Continued)
	EQUITY - 46.6% (Continued)
7,458	State Street Energy Select Sector SPDR ETF	$ 458,667
10,230	VanEck Agribusiness ETF(c)	833,438
2,285	VanEck Gold Miners ETF	200,623
5,046	VanEck Natural Resources ETF	368,863
4,278	VanEck Rare Earth/Strategic Metals ETF	274,904
120	VanEck Semiconductor ETF	73,080
2,106	Vanguard Energy ETF	362,569
580	WealthTrust DBS Long Term Growth ETF	21,994
9,298	WisdomTree US LargeCap Dividend Fund	903,766
		8,629,205
	FIXED INCOME - 11.6%
18,795	Anfield Universal Fixed Income ETF(c)	173,290
19,149	Invesco 0-5 Yr US TIPS ETF	487,342
4,808	iShares Convertible Bond ETF(c)	542,991
20,281	State Street DoubleLine Short Duration Total Return Tactical ETF	939,822
		2,143,445

	TOTAL EXCHANGE-TRADED FUNDS (Cost $16,021,869)	15,767,952

	PRIVATE INVESTMENT FUND — 6.3%
	PRIVATE INVESTMENT FUND - 6.3%
N/A	Hyperion Fund LLC (e),(f),(g)	1,169,398

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $865,900)	1,169,398

	SHORT-TERM INVESTMENTS — 7.8%
	MONEY MARKET FUNDS - 7.8%
715,728	Fidelity Government Portfolio, Class I, 3.69%(b)	715,728
715,728	First American Government Obligations Fund, Class Z, 3.68%(b)	715,728
	TOTAL MONEY MARKET FUNDS (Cost $1,431,456)	1,431,456

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,431,456)	1,431,456

QUANTIFIED ALTERNATIVE INVESTMENT FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED - 12.0%
2,227,865	Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b),(d),(e)			$ 2,227,865
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $2,227,865)

	TOTAL INVESTMENTS - 111.3% (Cost $20,547,090)			$ 20,596,671
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.3)%			(2,085,673)
	NET ASSETS - 100.0%			$ 18,510,998

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
1	CME E-Mini NASDAQ 100 Index Futures	12/21/2026	$ 613,975	$ 25,161
TOTAL FUTURES CONTRACTS
OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
18	Ultra U.S. Treasury Bond Futures	12/22/2026	$ 1,864,688	$ (2,813)
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(c)	All or a portion of the security is on loan. Total loaned securities had a value of $2,167,761 at September 30, 2026.
(d)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.
(e)	Investment is value using net asset value per share as a practical expedient.
(f)	Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.
(g)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of September 30, 2026	Notice Period	Gates/Lock ups
Hyperion Fund LLC	5/2/2025	$ 865,900	$ 1,169,398	Daily	None	1 day	None

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares				Fair Value
	PRIVATE INVESTMENT FUND — 10.2%
	PRIVATE INVESTMENT FUND - 10.2%
N/A	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund(a),(c),(d)			$ 24,647,600

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $16,415,017)			24,647,600

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 1.2%
	BANKING - 1.2%
1,000,000	Ally Bank	3.7500	09/27/27	993,529
1,000,000	Axos Bank	3.8000	04/02/27	997,889
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	997,093
				2,988,511

	TOTAL CERTIFICATE OF DEPOSIT (Cost $3,000,000)			2,988,511

Shares
	SHORT-TERM INVESTMENTS — 88.0%
	MONEY MARKET FUNDS - 88.0%
106,357,941	Fidelity Government Portfolio, Class I, 3.69%(b)			106,357,941
106,357,941	First American Government Obligations Fund, Class Z, 3.68%(b)			106,357,941
	TOTAL MONEY MARKET FUNDS (Cost $212,715,882)			212,715,882

	TOTAL SHORT-TERM INVESTMENTS (Cost $212,715,882)			212,715,882

	TOTAL INVESTMENTS - 99.4% (Cost $232,130,899)			$ 240,351,993
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%			1,371,623
	NET ASSETS - 100.0%			$ 241,723,616

QUANTIFIED STF FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund (the "Feeder") effectuates its trading strategy through the Galaxy Plus Fund - Profit Score Regime - Adaptive Equity Master Fund (570) LLC (the "Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading S&P 500 E-Mini Futures. Quantified STF Fund invests into the Feeder and then the Feeder invests in the Master.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(c)	Investment is valued using net asset value per share as a practical expedient.
(d)

Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of September 30, 2026	Notice Period	Gates/Lock ups
Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund	2/10/2025	$ 16,415,017	$ 24,647,600	Daily	None	1 day	None

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.6%
	EQUITY - 0.6%
350	State Street SPDR S&P 500 ETF Trust			$ 266,921

	TOTAL EXCHANGE-TRADED FUND (Cost $268,355)			266,921

	PRIVATE INVESTMENT FUND — 10.2%
	PRIVATE INVESTMENT FUND - 10.2%
N/A	Hyperion Fund LLC(a),(c)			4,997,994

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,095,001)			4,997,994

	SHORT-TERM INVESTMENTS — 83.9%
	MONEY MARKET FUNDS - 83.9%
20,492,716	Fidelity Government Portfolio, Class I, 3.69%(b)			20,492,716
20,492,717	First American Government Obligations Fund, Class Z, 3.68%(b)			20,492,717
	TOTAL MONEY MARKET FUNDS (Cost $40,985,433)			40,985,433

	TOTAL SHORT-TERM INVESTMENTS (Cost $40,985,433)			40,985,433

	TOTAL INVESTMENTS - 94.7% (Cost $45,348,789)			$ 46,250,348
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%			2,605,786
	NET ASSETS - 100.0%			$ 48,856,134

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
228	CME E-Mini Standard & Poor's 500 Index Futures	12/21/2026	$ 87,956,700	$ (556,072)
	TOTAL FUTURES CONTRACTS

QUANTIFIED PATTERN RECOGNITION FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2026

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Investment valued using net asset value per share as practical expedient. Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(c)

Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of September 30, 2026	Notice Period	Gates/Lock ups
Hyperion Fund LLC	5/30/2025	$ 4,095,001	$ 4,997,994	Daily	None	1 day	None

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 0.7%
	INDEX - 0.3%
200	Invesco QQQ Trust Series 1	$ 147,954

	U.S. LARGE CAP EQUITIES - 0.4%
300	State Street SPDR S&P 500 ETF	228,789

	TOTAL EXCHANGE-TRADED FUNDS (Cost $379,014)	376,743

	PRIVATE INVESTMENT FUNDS — 8.0%
	HEDGE FUND - 1.9%
N/A	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund(a),(d),(e),(f)	1,059,162

	PRIVATE INVESTMENT FUND - 6.1%
N/A	Hyperion Fund LLC(b),(d),(e),(f)	3,449,453

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,192,121)	4,508,615

	SHORT-TERM INVESTMENTS — 84.7%
	MONEY MARKET FUNDS - 84.7%
22,960,371	Fidelity Government Portfolio, Class I, 3.69%(c)	22,960,371
1,399,271	First American Government Obligations Fund, Class X, 3.72%(c),(e)	1,399,271
22,960,371	First American Government Obligations Fund, Class Z, 3.68%(c)	22,960,371
	TOTAL MONEY MARKET FUNDS (Cost $47,320,013)	47,320,013

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,320,013)	47,320,013

	TOTAL INVESTMENTS - 93.4% (Cost $51,891,148)	$ 52,205,371
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.6%	3,684,785
	NET ASSETS - 100.0%	$ 55,890,156

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
18	CME E-Mini NASDAQ 100 Index Futures	12/21/2026	$ 11,051,550	$ 393,420
43	CME E-Mini Standard & Poor's 500 Index Futures	12/21/2026	16,588,325	37,115
723	NYBOT FINEX United States Dollar Index Futures	12/15/2026	73,161,093	164,619
	TOTAL FUTURES CONTRACTS			$ 595,154

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund (the "Feeder") effectuates its trading strategy through the Galaxy Plus Fund - Icon Market Neutral Master Fund (596) LLC (the "Master Fund”). The trading strategy of the Master Fund is a highly liquid, systematic program trading futures contracts. Quantified Evolution Plus Fund invests into the Feeder and then the Feeder invests in the Master.
(b)	Hyperion Fund LLC - (“Hyperion’’) investment objective is to achieve capital growth through the speculative trading of financial instruments on U.S. futures exchanges. Hyperion has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, Hyperion may temporarily suspend redemptions in certain limited circumstances.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(d)	Investment is valued using net asset value per share as a practical expedient.
(e)	All or a portion of this investment is a holding of the QEPF Fund Limited.
(f)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of September 30, 2026	Notice Period	Gates/Lock ups
Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund	1/28/2026	$ 1,079,120	$ 1,059,162	Daily	None	1 day	None
Hyperion Fund LLC	1/5/2026	3,113,001	3,449,453	Daily	None	1 day	None

QUANTIFIED EVOLUTION PLUS FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
37,100	iShares MSCI Emerging Market ETF	$2,477,909	USD SOFR plus 60 bp	9/10/2027	BRC	$ 41,573
200	iShares MSCI Emerging Market ETF	13,358	USD SOFR plus 60 bp	9/13/2027	BRC	(78)
1,500	iShares MSCI Emerging Market ETF	100,185	USD SOFR plus 60 bp	9/16/2027	BRC	(159)
1,200	iShares MSCI Emerging Market ETF	80,148	USD SOFR plus 60 bp	9/17/2027	BRC	1,227
100	iShares MSCI Emerging Market ETF	6,679	USD SOFR plus 60 bp	9/23/2027	BRC	(67)
100	iShares MSCI Emerging Market ETF	6,679	USD SOFR plus 60 bp	9/24/2027	BRC	(78)
9,600	iShares MSCI Emerging Market ETF	641,184	USD SOFR plus 60 bp	9/30/2027	BRC	(3,328)
26,800	iShares MSCI Emerging Market ETF	1,789,972	USD SOFR plus 60 bp	10/1/2027	BRC	(16,208)
900	iShares MSCI Emerging Market ETF	60,111	USD SOFR plus 60 bp	10/11/2027	BRC	(746)
20,000	iShares MSCI Emerging Market ETF	1,335,800	USD SOFR plus 60 bp	10/13/2027	BRC	(21,900)
1,200	iShares MSCI Emerging Market ETF	80,148	USD SOFR plus 60 bp	10/15/2027	BRC	(399)
100	iShares MSCI Emerging Market ETF	6,679	USD SOFR plus 60 bp	10/20/2027	BRC	(26)
500	iShares MSCI Emerging Market ETF	33,395	USD SOFR plus 60 bp	10/21/2027	BRC	(1,063)
800	iShares MSCI Emerging Market ETF	53,432	USD SOFR plus 60 bp	10/22/2027	BRC	(348)
65,900	iShares MSCI Emerging Market ETF	4,401,461	USD SOFR plus 60 bp	10/28/2027	BRC	(26,129)
2,800	iShares MSCI Emerging Market ETF	187,012	USD SOFR plus 60 bp	10/29/2027	BRC	139

	BRC - Barclays Capital				Total:	$ (27,590)
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0%
	AEROSPACE & DEFENSE - 0.5%
3,857	AeroVironment, Inc.(a),(e)	$ 548,543

	APPAREL & TEXTILE PRODUCTS - 3.6%
72,530	Capri Holdings Ltd.(a)	1,024,124
33,461	Deckers Outdoor Corporation(a)	2,614,643
		3,638,767
	ASSET MANAGEMENT - 11.9%
52,433	Franklin Templeton, Inc.	1,684,148
11,307	Hamilton Lane, Inc., Class A	982,126
136,075	Invesco Ltd.	4,104,021
15,050	Victory Capital Holdings, Inc.	1,664,530
24,393	Voya Financial, Inc.	2,304,651
52,804	WisdomTree, Inc.(e)	1,282,609
		12,022,085
	BIOTECH & PHARMA - 5.5%
16,560	Jazz Pharmaceuticals plc(a)	3,833,971
46,432	Phibro Animal Health Corporation, CLASS A	1,659,480
		5,493,451
	CHEMICALS - 2.4%
20,807	CF Industries Holdings, Inc.	2,396,966

	COMMERCIAL SUPPORT SERVICES - 1.9%
13,889	FTI Consulting, Inc.(a),(e)	1,868,209

	CONSUMER SERVICES - 0.9%
11,188	Stride, Inc.(a)	872,440

	CONTAINERS & PACKAGING - 2.2%
51,088	Smurfit WestRock plc	2,252,981

	ELECTRIC UTILITIES - 5.7%
17,949	NRG Energy, Inc.	1,716,822
29,449	Vistra Corporation	4,074,269
		5,791,091

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	ELECTRICAL EQUIPMENT - 2.7%
22,203	Itron, Inc.(a),(e)	$ 1,917,007
58,917	Mirion Technologies, Inc.(a)	831,908
		2,748,915
	FOOD - 3.3%
55,142	Darling Ingredients, Inc.(a)	3,347,671

	HEALTH CARE FACILITIES & SERVICES - 1.9%
4,518	HCA Healthcare, Inc.	1,928,011

	INSURANCE - 7.8%
107,594	NMI Holdings, Inc., Class A(a)	4,015,408
15,545	Reinsurance Group of America, Inc.	3,827,801
		7,843,209
	MACHINERY - 2.4%
78,704	Kennametal, Inc.	2,419,361

	MEDICAL EQUIPMENT & DEVICES - 1.0%
28,608	Omnicell, Inc.(a)	974,102

	MORTGAGE FINANCE - 1.4%
180,242	PennyMac Mortgage Investment Trust(e)	1,420,307

	OIL & GAS PRODUCERS - 7.6%
27,293	HF Sinclair Corporation	2,929,085
53,286	Ovintiv, Inc.	3,080,997
6,511	Phillips 66	1,662,323
		7,672,405
	RETAIL - DISCRETIONARY - 0.8%
18,635	Floor & Decor Holdings, Inc., Class A(a)	853,669

	SEMICONDUCTORS - 0.5%
272	Sandisk Corporation(a)	473,250

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 95.0% (Continued)
	SOFTWARE - 5.8%
89,775	Concentrix Corporation(e)	$ 2,239,886
14,571	ServiceNow, Inc.(a)	1,952,660
55,783	Teradata Corporation(a)	1,608,782
		5,801,328
	STEEL - 2.8%
11,876	Nucor Corporation	2,776,015

	TECHNOLOGY HARDWARE - 5.2%
9,105	Arista Networks, Inc.(a)	1,853,687
6,273	Arrow Electronics, Inc.(a)	1,423,971
11,707	Flex Ltd.(a)	1,287,653
1,483	Western Digital Corporation	673,964
		5,239,275
	TECHNOLOGY SERVICES - 9.5%
3,363	CACI International, Inc., Class A(a)	2,048,437
166,674	DXC Technology Company(a)	1,805,079
59,578	Everforth, Inc.(a)	1,960,116
51,708	Fidelity National Information Services, Inc.	1,701,193
10,952	Gartner, Inc.(a)	2,042,986
		9,557,811
	TRANSPORTATION & LOGISTICS - 7.7%
7,740	Allegiant Travel Company(a)	586,615
16,244	GXO Logistics, Inc.(a)	722,046
4,253	Matson, Inc.(e)	934,129
4,644	Ryder System, Inc.	1,058,182
26,503	Werner Enterprises, Inc.	900,572
99,880	World Kinect Corporation(e)	3,511,781
		7,713,325

	TOTAL COMMON STOCKS (Cost $100,687,778)	95,653,187

QUANTIFIED COMMON GROUND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 5.1%
	MONEY MARKET FUNDS - 5.1%
2,563,816	Fidelity Government Portfolio, Class I, 3.69%(b)	$ 2,563,816
2,563,816	First American Government Obligations Fund, Class Z, 3.68%(b)	2,563,816
	TOTAL MONEY MARKET FUNDS (Cost $5,127,632)	5,127,632

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,127,632)	5,127,632

Units
	COLLATERAL FOR SECURITIES LOANED - 7.5%
7,580,631	Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(b),(c),(d)	7,580,631
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $7,580,631)

	TOTAL INVESTMENTS - 107.6% (Cost $113,396,041)	$ 108,361,450
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.6)%	(7,633,370)
	NET ASSETS - 100.0%	$ 100,728,080

LLC	- Limited Liability Company
LTD	- Limited Company
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(c)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.
(d)	Investment is valued using net asset value per share as a practical expedient.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $7,329,561 at September 30, 2026.

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.0%
	EQUITY - 20.2%
148,892	State Street Health Care Select Sector SPDR ETF(d)	$ 25,076,391

	TECHNOLOGY - 42.3%
137,911	State Street Technology Select Sector SPDR ETF	26,996,077
203,870	Vanguard Information Technology ETF	25,620,343
		52,616,420
	U.S. LARGE CAP EQUITIES - 19.5%
31,790	State Street SPDR S&P 500 ETF Trust	24,244,008

	TOTAL EXCHANGE-TRADED FUNDS (Cost $101,798,952)	101,936,819

	SHORT-TERM INVESTMENTS — 18.2%
	MONEY MARKET FUNDS – 18.2%
11,313,277	Fidelity Government Portfolio, Class I, 3.69%(a)	11,313,277
11,313,277	First American Government Obligations Fund, Class Z, 3.68%(a)	11,313,277
	TOTAL MONEY MARKET FUNDS (Cost $22,626,554)	22,626,554

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,626,554)	22,626,554

Units	COLLATERAL FOR SECURITIES LOANED - 17.7%
21,991,047	Mount Vernon Liquid Assets Portfolio, LLC, 4.01%(a),(b),(c)	21,991,047
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $21,991,047)

	TOTAL INVESTMENTS - 117.9% (Cost $146,416,553)	$ 146,554,420
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.9)%	(22,215,948)
	NET ASSETS - 100.0%	$ 124,338,472

QUANTIFIED TACTICAL SECTORS FUND
SCHEDULE OF INVESTMENTS
September 30, 2026 (Unaudited) (Continued)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(b)	Security purchased with cash proceeds of securities lending collateral, daily liquidity, money market type fund that seeks current income and stable net asset value.
(c)	Investment is valued using net asset value per share as a practical expedient.
(d)	All or portion of the security is on loan. Total loaned securities had a value of $21,255,278 at September 30, 2026.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
31,830	State Street SPDR S&P 500 ETF	$ 24,274,513	USD SOFR plus 60 bp	9/24/2027	BRC	$ (946,184)
148,010	State Street Health Care Select Sector SPDR ETF	24,927,844	USD SOFR plus 60 bp	10/22/2027	BRC	(209,883)
137,170	State Street Technology Select Sector SPDR ETF	26,851,028	USD SOFR plus 60 bp	9/10/2027	BRC	1,044,335
194,870	Vanguard Information Technology Index Fund	24,489,313	USD SOFR plus 60 bp	10/22/2027	BRC	(6,903)

	BRC - Barclays Capital				Total:	$ (118,635)
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.6%
	INTERNATIONAL EQUITY - 16.8%
57,984	Vanguard International Dividend Appreciation ETF	$ 5,474,849

	LARGE CAP FUND - 21.0%
29,339	Vanguard Dividend Appreciation ETF	6,845,082

	TECHNOLOGY - 13.7%
6,002	Invesco QQQ Trust Series 1	4,440,100

	U.S. LARGE CAP EQUITIES - 33.1%
25,980	Invesco S&P 500 Equal Weight ETF	5,404,360
75,904	Invesco S&P 500 Low Volatility ETF	5,351,991
		10,756,351

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,787,319)	27,516,382

	SHORT-TERM INVESTMENTS — 14.2%
	MONEY MARKET FUNDS - 14.2%
2,312,269	Fidelity Government Portfolio, Class I, 3.69%(a)	2,312,269
2,312,269	First American Government Obligations Fund, Class Z, 3.68%(a)	2,312,269
	TOTAL MONEY MARKET FUNDS (Cost $4,624,538)	4,624,538

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,624,538)	4,624,538

	TOTAL INVESTMENTS - 98.8% (Cost $31,411,857)	$ 32,140,920
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.2%	381,845
	NET ASSETS - 100.0%	$ 32,522,765

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2026.

QUANTIFIED RISING DIVIDEND TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
September 30, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at September 30, 2026	Interest Rate Payable (1),(2)	Termination Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Long Position:
60	Invesco QQQ Trust Series 1	$ 44,386	USD SOFR plus 60 bp	1/15/2027	BRC	$ 6,737
40	Invesco QQQ Trust Series 1	29,591	USD SOFR plus 60 bp	2/4/2027	BRC	4,342
70	Invesco QQQ Trust Series 1	51,784	USD SOFR plus 60 bp	2/8/2027	BRC	7,092
70	Invesco QQQ Trust Series 1	51,784	USD SOFR plus 60 bp	6/7/2027	BRC	2,458
170	Invesco QQQ Trust Series 1	125,761	USD SOFR plus 60 bp	8/2/2027	BRC	31,517
230	Invesco QQQ Trust Series 1	170,147	USD SOFR plus 60 bp	8/5/2027	BRC	4,830
80	Invesco QQQ Trust Series 1	59,182	USD SOFR plus 60 bp	8/10/2027	BRC	14,167
210	Invesco QQQ Trust Series 1	155,352	USD SOFR plus 60 bp	10/1/2027	BRC	6,140
3,300	Invesco S&P 500 Equal Weight ETF	686,466	USD SOFR plus 60 bp	1/15/2027	BRC	40,368
2,670	Invesco S&P 500 Equal Weight ETF	555,413	USD SOFR plus 60 bp	2/4/2027	BRC	30,851
4,320	Invesco S&P 500 Equal Weight ETF	898,646	USD SOFR plus 60 bp	2/8/2027	BRC	33,839
8,640	Invesco S&P 500 Equal Weight ETF	1,797,293	USD SOFR plus 60 bp	6/7/2027	BRC	23,866
3,660	Invesco S&P 500 Equal Weight ETF	761,353	USD SOFR plus 60 bp	6/14/2027	BRC	9,164
11,970	Invesco S&P 500 Equal Weight ETF	2,489,999	USD SOFR plus 60 bp	8/2/2027	BRC	314,539
11,450	Invesco S&P 500 Equal Weight ETF	2,381,829	USD SOFR plus 60 bp	8/5/2027	BRC	(85,925)
5,150	Invesco S&P 500 Equal Weight ETF	1,071,303	USD SOFR plus 60 bp	8/10/2027	BRC	117,442
13,630	Invesco S&P 500 Equal Weight ETF	2,835,313	USD SOFR plus 60 bp	10/1/2027	BRC	(148,951)
570	Invesco S&P 500 Low Volatility ETF	40,191	USD SOFR plus 60 bp	1/15/2027	BRC	(1,282)
520	Invesco S&P 500 Low Volatility ETF	36,665	USD SOFR plus 60 bp	2/4/2027	BRC	(931)
810	Invesco S&P 500 Low Volatility ETF	57,113	USD SOFR plus 60 bp	2/8/2027	BRC	(1,936)
1,800	Invesco S&P 500 Low Volatility ETF	126,918	USD SOFR plus 60 bp	6/7/2026	BRC	(5,700)
670	Invesco S&P 500 Low Volatility ETF	47,242	USD SOFR plus 60 bp	6/14/2027	BRC	(1,982)
1,720	Invesco S&P 500 Low Volatility ETF	121,277	USD SOFR plus 60 bp	8/2/2027	BRC	(6,043)
2,020	Invesco S&P 500 Low Volatility ETF	142,430	USD SOFR plus 60 bp	8/5/2027	BRC	(12,702)
850	Invesco S&P 500 Low Volatility ETF	59,933	USD SOFR plus 60 bp	8/10/2027	BRC	(3,978)
820	Invesco S&P 500 Low Volatility ETF	57,818	USD SOFR plus 60 bp	9/3/2027	BRC	(4,840)
2,080	Invesco S&P 500 Low Volatility ETF	146,661	USD SOFR plus 60 bp	10/1/2027	BRC	(9,264)
250	Vanguard Dividend Appreciation Index Fund	58,328	USD SOFR plus 60 bp	1/15/2027	BRC	2,489
180	Vanguard Dividend Appreciation Index Fund	41,996	USD SOFR plus 60 bp	2/4/2027	BRC	1,508
310	Vanguard Dividend Appreciation Index Fund	72,326	USD SOFR plus 60 bp	2/8/2027	BRC	1,720
600	Vanguard Dividend Appreciation Index Fund	139,986	USD SOFR plus 60 bp	6/7/2027	BRC	1,944
220	Vanguard Dividend Appreciation Index Fund	51,328	USD SOFR plus 60 bp	6/14/2027	BRC	93
830	Vanguard Dividend Appreciation Index Fund	193,647	USD SOFR plus 60 bp	8/2/2027	BRC	23,993
860	Vanguard Dividend Appreciation Index Fund	200,647	USD SOFR plus 60 bp	8/5/2027	BRC	(5,112)
340	Vanguard Dividend Appreciation Index Fund	79,325	USD SOFR plus 60 bp	8/10/2027	BRC	8,245
980	Vanguard Dividend Appreciation Index Fund	228,644	USD SOFR plus 60 bp	10/1/2027	BRC	(8,361)
430	Vanguard International Dividend Appreciation Index Fund ETF	40,601	USD SOFR plus 60 bp	1/15/2027	BRC	809
360	Vanguard International Dividend Appreciation Index Fund ETF	33,991	USD SOFR plus 60 bp	2/4/2027	BRC	444
610	Vanguard International Dividend Appreciation Index Fund ETF	57,596	USD SOFR plus 60 bp	2/8/2027	BRC	166
1,250	Vanguard International Dividend Appreciation Index Fund ETF	118,025	USD SOFR plus 60 bp	6/7/2027	BRC	1,521
490	Vanguard International Dividend Appreciation Index Fund ETF	46,266	USD SOFR plus 60 bp	6/14/2027	BRC	482
1,670	Vanguard International Dividend Appreciation Index Fund ETF	157,681	USD SOFR plus 60 bp	8/2/2027	BRC	4,355
1,790	Vanguard International Dividend Appreciation Index Fund ETF	169,012	USD SOFR plus 60 bp	8/5/2027	BRC	(1,503)
630	Vanguard International Dividend Appreciation Index Fund ETF	59,485	USD SOFR plus 60 bp	8/10/2027	BRC	538
1,820	Vanguard International Dividend Appreciation Index Fund ETF	171,844	USD SOFR plus 60 bp	10/1/2027	BRC	(6,514)

					Total:	$390,635
	BRC - Barclays Capital
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
(2)	Payment frequency quarterly.

QUANTIFIED GOVERNMENT INCOME TACTICAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUND — 0.3%
	FIXED INCOME - 0.3%
900	iShares 20+ Year Treasury Bond ETF			$ 70,002

	TOTAL EXCHANGE-TRADED FUND (Cost $70,219)			70,002

	SHORT-TERM INVESTMENTS — 95.4%
	MONEY MARKET FUNDS - 95.4%
11,073,645	Fidelity Government Portfolio Class I, 3.69%(a)			11,073,645
11,073,646	First American Government Obligations Fund, Class Z, 3.68%(a)			11,073,646
	TOTAL MONEY MARKET FUNDS (Cost $22,147,291)			22,147,291

	TOTAL SHORT-TERM INVESTMENTS (Cost $22,147,291)			22,147,291

	TOTAL INVESTMENTS - 95.7% (Cost $22,217,510)			$ 22,217,293
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.3%			999,187
	NET ASSETS - 100.0%			$ 23,216,480

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
8	Ultra U.S. Treasury Bond Futures	12/22/2026	$ 828,750	$ (19,250)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of September 30, 2026.

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 61.4%
	BANKING - 6.8%
25,549	Banco de Chile - ADR	$ 1,022,216
7,804	Banco Macro S.A. - ADR	522,322
16,277	Grupo Financiero Galicia S.A. - ADR	606,155
		2,150,693
	CONSUMER SERVICES - 1.9%
10,596	New Oriental Education & Technology Group, Inc. - ADR	587,972

	E-COMMERCE DISCRETIONARY - 0.6%
14,054	Vipshop Holdings Ltd. - ADR	175,816

	ELECTRIC UTILITIES - 2.2%
56,049	Central Puerto S.A. - ADR	678,753

	ENTERTAINMENT CONTENT - 0.4%
9,324	DoubleDown Interactive Company Ltd. - ADR(a)	123,916

	HOUSEHOLD PRODUCTS - 2.6%
13,684	Unilever plc - ADR	831,029

	INTERNET MEDIA & SERVICES - 1.1%
36,248	Hello Group, Inc. - ADR	175,440
28,924	Weibo Corporation - ADR	186,849
		362,289
	LEISURE FACILITIES & SERVICES - 6.7%
18,944	Atour Lifestyle Holdings Ltd. - ADR	617,953
9,311	InterContinental Hotels Group plc - ADR	1,497,209
		2,115,162
	OFFICE REIT - 5.2%
51,280	Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	1,650,190

	OIL & GAS PRODUCERS - 7.7%
11,035	Ecopetrol S.A. - ADR	181,857
4,671	Eni SpA - ADR	253,635
4,355	Equinor ASA - ADR	181,168

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	COMMON STOCKS — 61.4% (Continued)
	OIL & GAS PRODUCERS - 7.7% (Continued)
6,878	Petroleo Brasileiro S.A. - ADR	$ 143,544
30,364	Ultrapar Participacoes S.A. - ADR	222,264
28,961	YPF S.A. - ADR(a)	1,451,815
		2,434,283
	SEMICONDUCTORS - 2.6%
1,157	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	527,812
12,366	United Microelectronics Corporation - ADR	302,843
		830,655
	TECHNOLOGY HARDWARE - 1.5%
51,859	Telefonaktiebolaget LM Ericsson - ADR	474,510

	TELECOMMUNICATIONS - 15.5%
41,674	Chunghwa Telecom Company Ltd. - ADR	1,895,334
137,452	PLDT, Inc. - ADR	2,445,272
42,504	Telkom Indonesia Persero Tbk P.T. - ADR	541,926
		4,882,532
	TOBACCO & CANNABIS - 2.3%
13,032	British American Tobacco plc - ADR	708,941

	TRANSPORTATION & LOGISTICS - 4.3%
70,089	ZTO Express Cayman, Inc. - ADR	1,361,128

	TOTAL COMMON STOCKS (Cost $20,340,923)	19,367,869

	EXCHANGE-TRADED FUNDS — 31.9%
	EQUITY - 31.9%
3,279	Invesco QQQ Trust Series 1	2,425,706
10,006	State Street SPDR S&P 500 ETF Trust	7,630,876
		10,056,582

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,032,656)	10,056,582

QUANTIFIED GLOBAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.2%
	MONEY MARKET FUNDS - 6.2%
968,987	Fidelity Government Portfolio, Class I, 3.69%(b)	$ 968,987
968,987	First American Government Obligations Fund, Class Z, 3.68%(b)	968,987
	TOTAL MONEY MARKET FUNDS (Cost $1,937,974)	1,937,974

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,937,974)	1,937,974

	TOTAL INVESTMENTS - 99.5% (Cost $32,311,553)	$ 31,362,425
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	143,992
	NET ASSETS - 100.0%	$ 31,506,417

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.

QUANTIFIED ECKHARDT MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2026

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 57.4%
	PRIVATE INVESTMENT FUNDS - 57.4%
6,595	Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund(a),(c),(d)	$ 3,338,635
15,393	Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund(a),(d)	8,565,303
		11,903,938

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $13,294,818)	11,903,938

	SHORT-TERM INVESTMENTS — 42.5%
	MONEY MARKET FUNDS - 42.5%
6,753,958	Fidelity Government Portfolio, Class I, 3.69%(b)	6,753,958
2,057,000	First American Government Obligations Fund, Class X, 3.72%(b),(c)	2,057,000
	TOTAL MONEY MARKET FUNDS (Cost $8,810,958)	8,810,958

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,810,958)	8,810,958

	TOTAL INVESTMENTS - 99.9% (Cost $22,105,776)	$ 20,714,896
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	17,793
	NET ASSETS - 100.0%	$ 20,732,689

LLC	- Limited Liability Company

(a)	Galaxy Plus Fund LLC – Evolution Strategy Financials Feeder Fund (587) LLC (the "Onshore Feeder") effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Financials Master Fund (587) LLC (the "Onshore Master Fund”). Galaxy Plus Fund LLC – Evolution Strategy Commodities Offshore Feeder Fund (586) Segregated Portfolio (the “Offshore Feeder”) effectuates its trading strategy through the Galaxy Plus Fund – Evolution Strategy Commodities Master Fund (586) LLC (the “Offshore Master Fund). The strategy’s objective is to generate absolute returns through speculative trading of futures interest on U.S. and non-U.S. exchanges, options on futures contracts, forward contracts in metals traded on the London Metal Exchange, and may trade currency forward contracts the interbank market. Quantified Eckhardt Managed Futures Strategy Fund invests into each Feeder and then each Feeder invests in the respective Master.
(b)	Rate disclosed is the seven-day effective yield as of September 30, 2026.
(c)	All or a portion of this investment is a holding of the QEMFS Fund Limited.
(d)	Restricted to purchase by accredited investors. Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on purchase and resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at NAV as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of September 30, 2026, the Fund invested in the following restricted securities:

Private Investment Fund	Initial Acquisition Date	Cost	Fair Value	Redemption Frequency	Commitments as of September 30, 2026	Notice Period	Gates/Lock ups
Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund	4/1/2026	$ 4,583,911	$ 3,338,635	Daily	None	1 day	None
Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund	4/1/2026	8,710,907	8,565,303	Daily	None	1 day	None